Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands		2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 27, 2016	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other income (expense) included in changes in warrant liabilities		$ 0			$ 700
Settled liabilities	$ 15,000
(Predecessor)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other income (expense) included in changes in warrant liabilities			$ (1,689)	$ (722)		$ 722	$ (143)